Total
COPLEY FUND INC /NV/
COPLEY FUND, INC.
INVESTMENT OBJECTIVE
The Fund seeks to generate net long-term capital gains and dividend income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	COPLEY FUND INC /NV/ COPLEY FUND INC /NV/
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 10 Days	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	COPLEY FUND INC /NV/ COPLEY FUND INC /NV/
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.76%
Net taxes	1.21%	[1]
Total Annual Fund Operating Expenses	2.43%
Fee Waiver	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	2.37%	[3]
[1]	The components of net tax expense consists of tax expense $2,805,347, or 2.93% of average net assets, and tax benefit of $1,647,945, or 1.72% of average net assets.
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to waive $60,000 of its fee per annum. This agreement is effective through February 28, 2023.
[3]	In comparing the Copley Fund to other mutual, funds investors should consider the Fund’s unique tax characteristics related to the accrual of deferred taxes. Please see “Accumulated Earnings Tax” and “Tax on Unrealized Appreciation” on pages 8 and 9, respectively. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund’s total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 1.16%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Fund’s operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/ | USD ($)	239	751	1,290	2,761

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.25% of the average value of its portfolio. This higher than usual turnover rate was the result of the Fund rebalancing the portfolio.

Principal Investment Strategies
Under normal conditions, the Fund invests at least 90% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund invests in stocks from a variety of industries included in the energy, communication, technology, financial, pharmaceutical, insurance, retail and pipeline sectors.

Principal Characteristics and Investment Risks
The Fund invests primarily in equity securities that fluctuate in value. Political and economic news and events can influence market wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry.
The net asset value (NAV) of the Fund would be adversely affected if the Fund were to be held liable for any federal accumulated earnings tax. See “Accumulated Earnings Tax” on page 8. The Fund is not a regulated investment company (RIC). Hence, it is liable for taxes which are payable from Fund assets. Loss of money is a risk of investing in the Fund.
The Copley Fund Inc.’s fiscal year ended February 28, 2022 ended on a high note. The Fund recovered significantly from the drop in value of its portfolio at the depths of the COVID-19 pandemic. However, during the following five months, the financial markets have suffered for a variety of factors. In addition of COVID-19, this past year has brought us other major problems. Beyond its horrific human costs, the war in Ukraine has caused, and is continuing to cause, devastating damage to infrastructure and has exacerbated supply chain issues, contributing to turbulent economic and financial markets. Inflation has risen to levels not seen in decades; the uncertain efforts by the Federal Reserve Bank to deal with inflation, and even less certainty about the effects of those efforts, are additional unsettling factors. Rising tensions in the Middle East and with China also have contributed to the uncertainty and instability of all financial markets. All of this continues, with no clear end in sight. Despite our continued adherence to the disciplined, focused investment strategy which has been the Fund’s basis since inception, the Fund’s portfolio was significantly adversely affected by the above factors.
In addition to general financial market conditions, the Fund’s performance is affected by interest rates for two reasons. First of all, the companies in which the Fund invests tend to be capitalized with significant debt. As a result, their earnings are affected by increases or decreases in the costs of borrowing. Second of all, many of the companies in which the Fund invests pay relatively high dividends. Some investors who look for high returns have the alternative of buying equities which pay dividends or debt instruments which pay interest. As interest rates rise or fall, equity investments can become less or more attractive as alternate investments. We cannot predict how any of the above considerations may change, or have greater or lesser influence on investors’ decisions in light of the continuing turmoil in the financial markets.
During these difficult times, the Fund, its Investment Advisor, Copley Financial Services Corp. (“CFSC”), and its sub-advisor, DCM Advisors, LLC (“DCM”), have striven to maintain the disciplined and focused investment policies which have been the Fund’s strategy since its inception. This strategy has been successful over the course of the Fund’s existence and was successful during the year ended February 28, 2022 in which the Fund’s net asset value increased from $134.92 per share to $141.96 per share at February 28, 2022. We continue to monitor the financial markets and the effects on the Fund’s portfolio and will adjust its holdings as we think appropriate.

Bar Chart and Performance Table
The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.
The Fund’s past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.

Figure 1
During the ten-year period shown in the above chart, the highest quarterly return was 11.85% (for the quarter ended March 31, 2018) and the lowest quarterly return was (17.96)% (for the quarter ended March 31, 2020).

Average annual total returns for the periods ended December 31, 2021
The following table shows the Fund’s average annual returns (after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2021. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.
After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Redemption” may be greater than the “Return Before Taxes” because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Average Annual Returns - COPLEY FUND INC /NV/	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
COPLEY FUND INC /NV/	18.40%	13.78%	11.82%
S&P 500 Index	28.71%	18.47%	16.55%

* The Fund has a policy not to make distributions.